Income taxes (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Expense
Income tax expense is comprised of the following:

	Fiscal year ended March 31,
	2020		2021		2022		2022

	(In millions)
Current tax expense	Rs.	105,587.8	Rs.	122,087.4	Rs.	142,446.5	US$	1,877.5
Deferred tax (benefit) expense		(101.2)		(8,267.3)		(9,887.3)		(130.3)
Interest on income tax refund		(6.6)		—		—		—

Income tax expense	Rs.	105,480.0	Rs.	113,820.1	Rs.	132,559.2	US$	1,747.2

Reconciliation of Income Taxes at Indian Statutory Income Tax Rate to Income Tax Expense as Reported

The following is a reconciliation of income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Fiscal year ended March 31,
	2020		2021		2022		2022

	(In millions)
Income before income tax expense	Rs.	365,844.0	Rs.	439,826.5	Rs.	519,162.2	US$	6,842.6
Statutory income tax rate		25.17%		25.17%		25.17%		25.17%
Expected income tax expense		92,075.6		110,695.5		130,662.7		1,722.2
Adjustments to reconcile expected income tax to actual income tax expense
Interest on income tax refund		(4.9)		—		—		—
Stock-based compensation		1,881.6		2,668.7		3,493.1		46.0
Income subject to rates other than the statutory income tax rate		—		—		(2,347.6)		(30.9)
Income exempt from taxes		(744.2)		(62.3)		—		—
Effect of change in statutory income tax rate		11,213.2		—		—		—
Others, net		1,058.7		518.2		751.0		9.9

Income tax expense	Rs.	105,480.0	Rs.	113,820.1	Rs.	132,559.2	US$	1,747.2

Tax Effects of Significant Temporary Differences
The tax effects of significant temporary differences are as follows:

	As of March 31,
	2021		2022		2022

	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	67,584.1	Rs.	79,821.5	US$	1,052.1
Investments available for sale debt securities		—		6,997.0		92.2
Lease liabilities		17,723.8		19,745.8		260.3
Employee benefits		752.3		728.1		9.6
Accrued expenses and other liabilities		4,997.1		3,772.1		49.7
Others		1,904.4		2,158.9		28.4

Deferred tax asset		92,961.7		113,223.4		1,492.3

Taxable temporary differences:
Right-of-use assets		17,723.8		19,745.8		260.3
Investments available for sale debt securities		8,567.9		—		—
Loan origination cost and fees		3,456.0		5,024.1		66.2
Investments, others		2,874.2		3,097.2		40.8

Deferred tax liability		32,621.9		27,867.1		367.3

Net deferred tax asset (liability)	Rs.	60,339.8	Rs.	85,356.3	US$	1,125.0

Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Fiscal year ended March 31,
	2021		2022		202 2

	(In millions)
Opening balance	Rs.	37,103.2	Rs.	43,048.0	US$	567.4
Settlements related to prior year tax positions		(221.5)		(1,985.0)		(26.2)
Increase related to prior year tax positions		892.8		—		—
Increase related to current year tax positions	Rs.	5,273.5	Rs.	5,711.3	US$	75.3

Closing balance	Rs.	43,048.0	Rs.	46,774.3	US$	616.5